JHB
Nuveen Corporate Income November 2021 Target Term Fund
Portfolio of Investments    September 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 80.3% (100.0% of Total Investments)
	CORPORATE BONDS – 69.5% (86.6% of Total Investments)
	Aerospace & Defense – 0.5%
$2,750	Bombardier Inc, 144A	5.750%	3/15/22	B	$2,664,750
	Airlines – 2.7%
3,019	Air Canada, 144A	7.750%	4/15/21	Ba3	3,026,547
18	Continental Airlines 2007-1 Class B Pass Through Trust	6.903%	4/19/22	Ba1	15,138
8,000	Delta Air Lines Inc	3.625%	3/15/22	Baa3	7,866,589
2,440	United Airlines Holdings Inc	6.000%	12/01/20	Ba3	2,446,100
6,700	Virgin Australia Holdings Ltd, 144A	7.875%	10/15/21	C	603,000
20,177	Total Airlines				13,957,374
	Auto Components – 1.6%
2,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp	6.250%	2/01/22	BB+	2,021,140
6,500	ZF North America Capital Inc, 144A	4.500%	4/29/22	BB+	6,666,855
8,500	Total Auto Components				8,687,995
	Automobiles – 2.8%
5,000	Ford Motor Credit Co LLC	3.813%	10/12/21	BB+	5,012,500
5,055	Ford Motor Credit Co LLC	3.339%	3/28/22	BB+	5,035,285
4,945	Ford Motor Credit Co LLC, (3-Month LIBOR reference rate + 1.270% spread), (3)	1.503%	3/28/22	BB+	4,723,296
15,000	Total Automobiles				14,771,081
	Banks – 2.4%
2,000	Banco Nacional de Costa Rica, 144A	5.875%	4/25/21	B2	2,030,000
7,410	CIT Group Inc	4.125%	3/09/21	BBB-	7,410,000
1,100	Ukreximbank Via Biz Finance PLC, 144A	9.625%	4/27/22	B	1,122,660
1,844	UniCredit SpA, 144A	3.750%	4/12/22	Baa1	1,911,762
12,354	Total Banks				12,474,422
	Chemicals – 0.8%
1,353	CF Industries Inc, 144A	3.400%	12/01/21	Baa2	1,387,779
2,475	Methanex Corp	5.250%	3/01/22	Ba1	2,621,644
3,828	Total Chemicals				4,009,423
	Commercial Services & Supplies – 0.4%
2,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.950%	2/01/22	BBB	2,024,753

JHB	Nuveen Corporate Income November 2021 Target Term Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Consumer Finance – 3.7%
$4,585	Ally Financial Inc	4.125%	2/13/22	BBB-	$4,756,943
4,100	Navient Corp	6.625%	7/26/21	Ba3	4,161,500
6,225	Navient Corp	7.250%	1/25/22	Ba3	6,394,133
3,000	OneMain Finance Corp	7.750%	10/01/21	BB-	3,137,775
995	SLM Corp	5.125%	4/05/22	BB+	1,018,686
18,905	Total Consumer Finance				19,469,037
	Containers & Packaging – 0.0%
120	Graphic Packaging International LLC	4.750%	4/15/21	BB+	120,900
	Diversified Financial Services – 1.2%
2,798	Park Aerospace Holdings Ltd, 144A	3.625%	3/15/21	BBB-	2,785,904
4,280	PHH Corp	6.375%	8/15/21	N/R	3,424,000
7,078	Total Diversified Financial Services				6,209,904
	Diversified Telecommunication Services – 3.0%
11,195	CenturyLink Inc	5.800%	3/15/22	BB	11,586,825
4,250	Cogent Communications Group Inc, 144A	5.375%	3/01/22	Ba3	4,335,000
15,445	Total Diversified Telecommunication Services				15,921,825
	Electric Utilities – 1.0%
3,625	Eskom Holdings SOC Ltd, 144A	5.750%	1/26/21	BBB+	3,535,608
2,000	Instituto Costarricense de Electricidad, 144A	6.950%	11/10/21	B1	2,005,020
5,625	Total Electric Utilities				5,540,628
	Food & Staples Retailing – 0.2%
1,010	Smithfield Foods Inc, 144A	3.350%	2/01/22	BBB	1,020,661
	Health Care Providers & Services – 0.1%
310	Fresenius Medical Care US Finance II Inc, 144A	5.875%	1/31/22	BBB	329,739
	Hotels, Restaurants & Leisure – 3.7%
7,737	International Game Technology PLC, 144A	6.250%	2/15/22	BB	7,901,411
5,000	MGM Resorts International	7.750%	3/15/22	BB	5,270,250
3,200	Yum! Brands Inc	3.875%	11/01/20	B+	3,201,600
2,900	Yum! Brands Inc	3.750%	11/01/21	B+	2,945,559
18,837	Total Hotels, Restaurants & Leisure				19,318,820
	Household Durables – 5.7%
5,460	KB Home	7.000%	12/15/21	BB	5,718,285
2,500	Lennar Corp	4.750%	4/01/21	BBB-	2,521,875
1,250	Lennar Corp	6.250%	12/15/21	BBB-	1,285,938
450	Lennar Corp	4.125%	1/15/22	BBB-	460,125
5,205	Meritage Homes Corp	7.000%	4/01/22	BB	5,569,350
4,375	New Home Co Inc	7.250%	4/01/22	B-	4,342,188
5,000	Newell Brands Inc	3.650%	4/01/21	BB+	5,000,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Household Durables (continued)
$4,525	PulteGroup Inc	4.250%	3/01/21	BBB-	$4,553,281
500	Toll Brothers Finance Corp	5.875%	2/15/22	BBB-	519,375
29,265	Total Household Durables				29,970,417
	Insurance – 1.1%
5,897	Genworth Holdings Inc	7.625%	9/24/21	B-	5,895,467
	Internet & Direct Marketing Retail – 1.3%
6,655	Netflix Inc	5.500%	2/15/22	BB	6,971,112
	Machinery – 0.4%
1,850	CNH Industrial Capital LLC	3.875%	10/15/21	BBB	1,900,308
	Media – 4.9%
5,770	CSC Holdings LLC	6.750%	11/15/21	B	6,043,613
9,985	DISH DBS Corp	6.750%	6/01/21	B2	10,234,625
3,946	Nielsen Finance LLC / Nielsen Finance Co, 144A	5.000%	4/15/22	BB-	3,955,865
6,425	Urban One Inc, 144A	7.375%	4/15/22	B3	5,814,625
26,126	Total Media				26,048,728
	Metals & Mining – 4.4%
2,000	Anglo American Capital PLC, 144A	4.125%	4/15/21	BBB	2,031,124
5,534	Freeport-McMoRan Inc	3.550%	3/01/22	Ba1	5,629,295
1,500	Glencore Finance Canada Ltd, 144A	4.950%	11/15/21	BBB+	1,565,834
3,200	Gold Fields Orogen Holdings BVI Ltd, 144A	4.875%	10/07/20	Baa3	3,192,704
3,825	Howmet Aerospace Inc	5.870%	2/23/22	BBB-	4,055,724
3,250	Petra Diamonds US Treasury PLC, 144A, (4)	7.250%	5/01/22	D	1,202,500
5,324	Teck Resources Ltd	4.750%	1/15/22	BBB-	5,445,232
24,633	Total Metals & Mining				23,122,413
	Mortgage Real Estate Investment Trust – 3.0%
7,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 144A	5.875%	8/01/21	BB+	6,991,250
9,000	Starwood Property Trust Inc	5.000%	12/15/21	Ba3	8,905,770
16,000	Total Mortgage Real Estate Investment Trust				15,897,020
	Oil, Gas & Consumable Fuels – 7.0%
6,250	Calumet Specialty Products Partners LP / Calumet Finance Corp	7.625%	1/15/22	B-	6,203,125
2,172	Newfield Exploration Co	5.750%	1/30/22	BBB-	2,184,363
3,000	Occidental Petroleum Corp	2.600%	8/13/21	BB+	2,943,750
2,000	Petrobras Global Finance BV	5.375%	1/27/21	Ba2	2,017,500
2,000	Petrobras Global Finance BV	8.375%	5/23/21	Ba2	2,080,000
3,000	Petroleos Mexicanos	4.875%	1/24/22	BBB	3,030,000
4,000	Petroleos Mexicanos	5.375%	3/13/22	BBB	4,055,000

JHB	Nuveen Corporate Income November 2021 Target Term Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Oil, Gas & Consumable Fuels (continued)
$2,059	Sabine Pass Liquefaction LLC	6.250%	3/15/22	BBB-	$2,184,923
4,000	Southwestern Energy Co	4.100%	3/15/22	BB	3,950,000
2,920	Western Midstream Operating LP	5.375%	6/01/21	Baa3	2,941,900
5,000	WPX Energy Inc	6.000%	1/15/22	BBB-	5,150,000
36,401	Total Oil, Gas & Consumable Fuels				36,740,561
	Pharmaceuticals – 1.9%
3,750	Teva Pharmaceutical Finance Co BV	3.650%	11/10/21	Ba2	3,740,625
6,199	Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	BBB	6,183,502
9,949	Total Pharmaceuticals				9,924,127
	Real Estate Management & Development – 0.9%
2,900	China Evergrande Group, Reg S	8.250%	3/23/22	B2	2,582,240
2,000	RKPF Overseas 2019 B Ltd	7.750%	4/18/21	BB-	2,035,000
4,900	Total Real Estate Management & Development				4,617,240
	Semiconductors & Semiconductor Equipment – 0.2%
850	Microchip Technology Inc	3.922%	6/01/21	Baa3	868,486
	Specialty Retail – 3.3%
7,000	Foot Locker Inc	8.500%	1/15/22	BB+	7,454,820
5,500	Ford Motor Credit Co LLC	2.343%	11/02/20	BB+	5,493,125
3,755	L Brands Inc	6.625%	4/01/21	B+	3,858,262
448	L Brands Inc	5.625%	2/15/22	B+	466,368
16,703	Total Specialty Retail				17,272,575
	Technology Hardware, Storage & Peripherals – 1.5%
7,938	Dell International LLC / EMC Corp, 144A	5.875%	6/15/21	BB+	7,953,162
	Thrifts & Mortgage Finance – 0.6%
3,280	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 144A	5.250%	3/15/22	Ba2	3,215,384
	Trading Companies & Distributors – 3.7%
7,000	Aircastle Ltd	5.500%	2/15/22	BBB	7,157,205
6,475	Fly Leasing Ltd	6.375%	10/15/21	BB	6,475,000
5,500	Fortress Transportation and Infrastructure Investors LLC, 144A	6.750%	3/15/22	Ba3	5,417,500
325	WESCO Distribution Inc	5.375%	12/15/21	BB-	325,000
19,300	Total Trading Companies & Distributors				19,374,705
	Wireless Telecommunication Services – 5.5%
6,675	Hughes Satellite Systems Corp	7.625%	6/15/21	BB	6,925,313
3,000	MTN Mauritius Investments Ltd, 144A	5.373%	2/13/22	Ba1	3,062,160
1,475	Sprint Communications Inc	9.250%	4/15/22	N/R	1,636,468
11,375	Sprint Corp	7.250%	9/15/21	BB+	11,901,094

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Wireless Telecommunication Services (continued)
$5,429	T-Mobile USA Inc	4.000%	4/15/22	BB+	$5,591,924
27,954	Total Wireless Telecommunication Services				29,116,959
$369,640	Total Corporate Bonds (cost $372,039,011)				365,409,976

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (2)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 5.5% (6.8% of Total Investments) (5)
	Commercial Services & Supplies – 1.3%
$6,907	Granite Acquisition Inc., Term Loan B	4.500%	3-Month LIBOR	3.500%	12/17/21	B+	$6,880,781
	Health Care Providers & Services – 1.7%
2,437	Acadia Healthcare, Inc., Term Loan B3	2.647%	1-Month LIBOR	2.500%	2/11/22	Ba2	2,421,480
6,483	Air Medical Group Holdings, Inc., Term Loan B	4.250%	3-Month LIBOR	3.250%	4/28/22	B1	6,477,272
8,920	Total Health Care Providers & Services						8,898,752
	Hotels, Restaurants & Leisure – 1.0%
5,000	CCM Merger, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	4,982,025
	Specialty Retail – 1.5%
8,102	Petsmart Inc., Term Loan B, First Lien	4.500%	3-Month LIBOR	3.500%	3/11/22	B	8,096,586
$28,929	Total Variable Rate Senior Loan Interests (cost $28,804,489)						28,858,144

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 3.4% (4.2% of Total Investments)
	Argentina – 0.1%
$35	Argentine Republic Government International Bond	1.000%	7/09/29	CCC+	$16,112
582	Argentine Republic Government International Bond	0.125%	7/09/30	CCC+	242,694
617	Total Argentina				258,806
	Egypt – 1.3%
6,750	Egypt Government International Bond, 144A	6.125%	1/31/22	B+	6,913,350
	Honduras – 0.7%
1,500	Honduras Government International Bond, 144A	8.750%	12/16/20	BB-	1,514,850
2,000	Honduras Government International Bond, Reg S	8.750%	12/16/20	BB-	2,019,800
3,500	Total Honduras				3,534,650
	Nigeria – 0.3%
1,750	Nigeria Government International Bond, 144A	6.750%	1/28/21	B	1,756,475
	Sri Lanka – 0.3%
2,100	Sri Lanka Government International Bond, 144A	5.750%	1/18/22	B-	1,716,750

JHB	Nuveen Corporate Income November 2021 Target Term Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Turkey – 0.7%
$3,625	Turkey Government International Bond	5.125%	3/25/22	BB-	$3,606,875
$18,342	Total Sovereign Debt (cost $18,247,524)				17,786,906

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS – 1.9% (2.4% of Total Investments)
	Interactive Media & Services – 0.9%
$5,000	Twitter Inc	1.000%	9/15/21	N/R	$4,969,231
	IT Services – 1.0%
5,000	Cardtronics Inc	1.000%	12/01/20	BB-	4,974,790
$10,000	Total Convertible Bonds (cost $9,909,646)				9,944,021
	Total Long-Term Investments (cost $429,000,670)				421,999,047
	Other Assets Less Liabilities – 19.7%				103,726,841
	Net Assets Applicable to Common Shares – 100%				$525,725,888
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$365,409,976	$ —	$365,409,976
Variable Rate Senior Loan Interests	—	28,858,144	—	28,858,144
Sovereign Debt	—	17,786,906	—	17,786,906
Convertible Bonds	—	9,944,021	—	9,944,021
Total	$ —	$421,999,047	$ —	$421,999,047

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(6)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.